E-QURE CORP. - STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		45 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Statements of Operations
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative	180,303	12,610	243,556	55,173	1,090,882	66,850	1,417,823
Research and development	435,800	0	435,800	0	0	0	435,800
Total	616,103	12,610	679,356	55,173	1,090,882	66,850	1,853,623
Loss from operations	(616,103)	(12,610)	(679,356)	(55,173)	(1,090,882)	(66,850)	(1,853,623)
Interest expense	0	(21,067)	(11,510)	(54,709)	(19,802)	(12,525)	(58,694)
Amortization of debt discount	0	0	(91,066)	0	(57,901)	(12,610)	(161,577)
Loss on settlement of debt	0	0	(23,709,343)	0	0	0	(23,709,343)
Total other expense	0	(21,067)	(23,811,919)	(54,709)	(77,703)	(25,135)	(23,929,614)
Total costs and expenses	(616,103)	(33,677)	(24,491,275)	(109,882)	(1,168,585)	(91,985)	(25,783,237)
Loss from continuing operations before income taxes	(616,103)	(33,677)	(24,491,275)	(109,882)	(1,168,585)	(91,985)	(25,783,237)
Income tax	0	0	(13,939)	0	0	0	(13,939)
Net loss			$ (24,505,214)	$ (109,882)	$ (1,168,585)	$ (91,985)	$ (25,797,176)
Basic and diluted net loss	$ (0.06)	$ (0.04)	$ (3.69)	$ (0.14)	$ (1.41)	$ (0.12)
Weighted average number of common shares outstanding (basic and diluted)	9,840,831	769,948	6,637,417	769,948	829,925	762,275